Equity (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity [abstract]
Beginning balance	$ 81	$ 18
Transfers from dividends payable	165	67
Prescription	(11)
Translation adjustment	6	(4)
Ending balance	$ 241	$ 81